                                                                                    UNITED STATES
                                                                         SECURITIES AND EXCHANGE COMMISSION
                                                                               WASHINGTON, D.C. 20549
                                                                                      FORM N-PX
                                                                        ANNUAL REPORT OF PROXY VOTING RECORD
                                                                                         OF
                                                                     REGISTERED MANAGEMENT INVESTMENT COMPANIES

  INVESTMENT COMPANY ACT FILE NUMBER:                                                      811-4627
  NAME OF REGISTRANT:                                                                      VANGUARD CONVERTIBLE SECURITIES FUND
  ADDRESS OF REGISTRANT:                                                                   PO BOX 2600, VALLEY FORGE, PA 19482
  NAME AND ADDRESS OF AGENT FOR SERVICE:                                                   HEIDI STAM
                                                                                           PO BOX 876
                                                                                           VALLEY FORGE, PA 19482
  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA                                                            (610) 669-1000
  DATE OF FISCAL YEAR END:                                                                 NOVEMBER 30
  DATE OF REPORTING PERIOD:                                                                JULY 1, 2005 - JUNE 30, 2006

  FUND:       VANGUARD CONVERTIBLE SECURITIES FUND
  ------------------------------------------------------------------------------------
  ISSUER:                        NRG ENERGY, INC.
  TICKER:                        NRGEO                  CUSIP:         629377706
  MEETING DATE:                  4/28/2006                                                                                                                        FOR/AGAINST
  PROPOSAL:                                                                                           PROPOSED BY           VOTED?           VOTE CAST                MGMT

ELECTION OF DIRECTOR: JOHN F. CHLEBOWSKI                                                               ISSUER                YES               FOR                    FOR

ELECTION OF DIRECTOR: HOWARD E. COSGROVE                                                               ISSUER                YES               FOR                    FOR

ELECTION OF DIRECTOR: WILLIAM E. HANTKE                                                                ISSUER                YES               FOR                    FOR

ELECTION OF DIRECTOR: ANNE C. SCHAUMBURG                                                               ISSUER                YES               FOR                    FOR

PROPOSAL #02: AMENDMENT TO ARTICLE FOUR, SECTION 2, OF                                                 ISSUER                YES             AGAINST                AGAINST
 THE AMENDED AND RESTATED CERTIFICATE OF INCORPORATION

PROPOSAL #03: AMENDMENT TO THE LONG-TERM INCENTIVE PLAN                                                ISSUER                YES               FOR                    FOR

PROPOSAL #04: RATIFICATION OF INDEPENDENT REGISTERED                                                   ISSUER                YES               FOR                    FOR
PUBLIC ACCOUNTING FIRM

                                                                               SIGNATURES
  Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
  VANGUARD CONVERTIBLE SECURITIES FUND
  By:     /s/John J. Brennan
             (Heidi Stam)
             John J. Brennan*
             Chairman & Chief Executive
  Date:   August 31, 2006
      *  By Power of Attorney.  Filed on December 20, 2004, see File Number 002-14336.
                Incorporated by Reference.